Columbia Funds Variable Series Trust II

225 Franklin Street

Boston, MA 02110

May 1, 2014

VIA EDGAR

Mr. Mark Cowan

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Variable Series Trust II (the Registrant)

Columbia Variable Portfolio – Balanced Fund

Columbia Variable Portfolio – Cash Management Fund

Columbia Variable Portfolio – Commodity Strategy Fund

Columbia Variable Portfolio – Core Equity Fund

Columbia Variable Portfolio – Diversified Bond Fund

Columbia Variable Portfolio – Dividend Opportunity Fund

Columbia Variable Portfolio – Emerging Markets Bond Fund

Columbia Variable Portfolio – Emerging Markets Fund

Columbia Variable Portfolio – Global Bond Fund

Columbia Variable Portfolio – High Yield Bond Fund

Columbia Variable Portfolio – Income Opportunities Fund

Columbia Variable Portfolio – International Opportunity Fund

Columbia Variable Portfolio – Large Cap Growth Fund

Columbia Variable Portfolio – Large Core Quantitative Fund

Columbia Variable Portfolio – Limited Duration Credit Fund

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Columbia Variable Portfolio – S&P 500 Index Fund

Columbia Variable Portfolio – Select Large-Cap Value Fund

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Columbia Variable Portfolio – Seligman Global Technology Fund

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Variable Portfolio – Aggressive Portfolio

Variable Portfolio – American Century Diversified Bond Fund

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

Variable Portfolio – Columbia Wanger International Equities Fund

Variable Portfolio – Columbia Wanger U.S. Equities Fund

Variable Portfolio – Conservative Portfolio

Variable Portfolio – DFA International Value Fund

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

Variable Portfolio – Holland Large Cap Growth Fund

Variable Portfolio – Invesco International Growth Fund

Variable Portfolio – J.P. Morgan Core Bond Fund

Variable Portfolio – Jennison Mid Cap Growth Fund

Variable Portfolio – Loomis Sayles Growth Fund

Variable Portfolio – MFS Value Fund

Variable Portfolio – Moderate Portfolio

Variable Portfolio – Moderately Aggressive Portfolio

Variable Portfolio – Moderately Conservative Portfolio

Variable Portfolio – Mondrian International Small Cap Fund

Variable Portfolio – Morgan Stanley Global Real Estate Fund

Variable Portfolio – NFJ Dividend Value Fund

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund

Variable Portfolio – Partners Small Cap Growth Fund

Variable Portfolio – Partners Small Cap Value Fund

Variable Portfolio – Pyramis® International Equity Fund

Variable Portfolio – Sit Dividend Growth Fund

Variable Portfolio – TCW Core Plus Bond Fund

Variable Portfolio – Victory Established Value Fund

Variable Portfolio – Wells Fargo Short Duration Government Fund

Post-Effective Amendment No. 38

File Nos. 333-146374 / 811-22127

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 38 (Amendment). This Amendment was filed electronically on April 29, 2014.

If you have any questions regarding this filing, please contact either Ryan C. Larrenaga at 617-385-9536 or Heidi Brommer at 612-671-2403.

Sincerely,

/s/ Christopher O. Petersen
Christopher O. Petersen
Vice President and Secretary
Columbia Funds Variable Series Trust II